Share-based payments - Former Chief Executive Officer Grant - Grant to former chief executive officer (Details) € / shares in Units, $ / shares in Units, € in Thousands	3 Months Ended	12 Months Ended
	Oct. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2020 EUR (€) € / shares	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cash consideration on exercise of option	$ 0
Long-Term Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted		532,311	532,311
Dan Menichella, then Chief Executive Officer | Long-Term Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted				3,866,309
Exercise price of options granted | $ / shares					$ 8.28
Number of share options vested				2,819,120
Number of share options not exercised		100,000	100,000
Shares issued on exercise of option		$ 3,195,276
Cash consideration on exercise of option		$ 0
Weighted average share price | (per share)		$ 55.22	€ 46.72
Intrinsic value of one option | € / shares			€ 5,960.00
General and administrative expenses		$ 2,551,000		€ 12,409
Employer taxes | €			€ 2,033